Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes at statutory rate	$ 811	$ (503)	$ (176)
State income taxes	15	(56)	0
Dividends received deduction	(146)	(158)	(171)
Valuation allowance	0	0	0
U.S. federal tax reform impact	0	(16)	0
Foreign and other tax credits	(46)	(61)	(40)
Prior year deferred tax benefit	0	(53)	0
Other	(18)	6	14
Total income taxes	$ 616	$ (841)	$ (373)
Effective tax rate	15.90%	35.10%	44.50%
State income taxes, benefit for true-up of prior periods		$ 33